Disposal of assets and other transactions (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Contingent assets at the ending	$ 6,887
Assets recognized	310
Assets recognized in previous periods	2,665
Contingent assets at the beginning	$ 3,907
Transaction Contingent Assets One [Member]
IfrsStatementLineItems [Line Items]
Closing date	April 2022
Contingent assets at the ending	$ 5,263
Assets recognized	208
Assets recognized in previous periods	1,514
Contingent assets at the beginning	$ 3,536
Transaction Contingent Assets Two [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2019
Contingent assets at the ending	$ 62
Assets recognized in previous periods	58
Contingent assets at the beginning	$ 4
Transaction Contingent Assets Three [Member]
IfrsStatementLineItems [Line Items]
Closing date	July 2020
Contingent assets at the ending	$ 650
Assets recognized	85
Assets recognized in previous periods	358
Contingent assets at the beginning	$ 207
Transaction Contingent Assets Four [Member]
IfrsStatementLineItems [Line Items]
Closing date	November 2020
Contingent assets at the ending	$ 285
Assets recognized	17
Assets recognized in previous periods	271
Contingent assets at the beginning	$ (3)
Transaction Contingent Assets Five [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2021
Contingent assets at the ending	$ 118
Assets recognized in previous periods	106
Contingent assets at the beginning	$ 12
Transaction Contingent Assets Six [Member]
IfrsStatementLineItems [Line Items]
Closing date	August 2022
Contingent assets at the ending	$ 43
Assets recognized in previous periods	26
Contingent assets at the beginning	$ 17
Transaction Contingent Assets Seven [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2022
Contingent assets at the ending	$ 90
Assets recognized in previous periods	54
Contingent assets at the beginning	$ 36
Transaction Contingent Assets Eighth [Member]
IfrsStatementLineItems [Line Items]
Closing date	January 2023
Contingent assets at the ending	$ 250
Assets recognized in previous periods	225
Contingent assets at the beginning	$ 25
Transaction Contingent Assets Nine [Member]
IfrsStatementLineItems [Line Items]
Closing date	April 2023
Contingent assets at the ending	$ 66
Assets recognized in previous periods	33
Contingent assets at the beginning	$ 33
Transaction Contingent Assets Ten [Member]
IfrsStatementLineItems [Line Items]
Closing date	August 2023
Contingent assets at the ending	$ 60
Assets recognized in previous periods	20
Contingent assets at the beginning	$ 40